Financial gain (loss) - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Gain (Loss) [Line Items]
Losses on change in fair value of derivatives	€ 29,935	€ 1,462	€ 3,046
Foreign exchange loss	13,444	51	5,573
Gains on change in fair value of derivatives	3,620	1,413	1,006
Foreign exchange gains	11,886	2,774	0
Kreos & Claret BSA
Disclosure Of Financial Gain (Loss) [Line Items]
Losses on change in fair value of derivatives	29,935
Kreos & Claret minimal return indemnifications
Disclosure Of Financial Gain (Loss) [Line Items]
Gains on change in fair value of derivatives	3,620
United States of America, Dollars
Disclosure Of Financial Gain (Loss) [Line Items]
Foreign exchange loss	8,639		3,196
Foreign currency translation differences gains (loss)		714	€ (1,488)
Foreign exchange gains	€ 10,663	€ 2,035